Subsequent events (Tables)	12 Months Ended
Dec. 31, 2019
Amerisur Resources Plc [Member] | Acquisition [member]
Disclosure of non-adjusting events after reporting period [line items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [text block]

Amounts in US$‘000	Total
Cash	314,163
Total consideration	314,163
Cash and cash equivalents	36,633
Trade and other receivables	47,238
Property, plant and equipment (including mineral interest)	289,532
Other assets	25,585
Provision for other long-term liabilities	(6,640)
Deferred income tax liability	(19,111)
Lease liabilites	(18,821)
Trade and other payables	(40,253)
Total identifiable net assets	314,163